Summary of significant accounting policies - Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) item
Summary of significant accounting policies
Number of business models | item	2				2
Remaining unsatisfied performance obligations	¥ 224,461,482		¥ 113,840,873	¥ 61,415,170	$ 32,543,856
Total net revenue	3,562,950,115	$ 516,579,208	3,626,465,105	2,192,957,458
Loan Facilitation Service Direct Model [Member]
Summary of significant accounting policies
Total net revenue	2,044,343,554	296,401,954	2,545,431,636	1,266,532,773
Loan Facilitation Service, Intermediary Model [Member]
Summary of significant accounting policies
Total net revenue			161,313	41,372,812
Post-origination Service [Member]
Summary of significant accounting policies
Total net revenue	372,450,606	54,000,262	315,590,118	203,841,829
Financial Service [Member]
Summary of significant accounting policies
Total net revenue	966,277,466	140,097,063	671,901,495	612,863,477
Service Other [Member]
Summary of significant accounting policies
Total net revenue	179,878,489	26,079,929	93,380,543	68,346,567
Xiaoying Credit Loans
Summary of significant accounting policies
Total net revenue	3,396,621,150	492,463,776	3,533,853,413	1,964,480,792
Xiaoying Credit Loans | Loan Facilitation Service Direct Model [Member]
Summary of significant accounting policies
Total net revenue	2,044,343,554	296,401,954	2,545,431,636	1,190,088,566
Xiaoying Credit Loans | Loan Facilitation Service, Intermediary Model [Member]
Summary of significant accounting policies
Total net revenue			161,313	19,755,482
Xiaoying Credit Loans | Post-origination Service [Member]
Summary of significant accounting policies
Total net revenue	372,015,426	53,937,167	312,373,187	176,229,908
Xiaoying Credit Loans | Financial Service [Member]
Summary of significant accounting policies
Total net revenue	959,446,184	139,106,621	644,009,587	538,869,175
Xiaoying Credit Loans | Service Other [Member]
Summary of significant accounting policies
Total net revenue	20,815,986	3,018,034	31,877,690	39,537,661
Xiaoying Revolving Loans
Summary of significant accounting policies
Total net revenue	437,995	63,503	31,646,150	198,605,478
Xiaoying Revolving Loans | Loan Facilitation Service Direct Model [Member]
Summary of significant accounting policies
Total net revenue				76,444,207
Xiaoying Revolving Loans | Loan Facilitation Service, Intermediary Model [Member]
Summary of significant accounting policies
Total net revenue				21,571,881
Xiaoying Revolving Loans | Post-origination Service [Member]
Summary of significant accounting policies
Total net revenue	435,180	63,095	3,216,931	26,000,468
Xiaoying Revolving Loans | Financial Service [Member]
Summary of significant accounting policies
Total net revenue	2,815	408	27,891,908	73,991,011
Xiaoying Revolving Loans | Service Other [Member]
Summary of significant accounting policies
Total net revenue			537,311	597,911
Xiaoying Housing Loan [Member]
Summary of significant accounting policies
Total net revenue				172,960
Xiaoying Housing Loan [Member] | Service Other [Member]
Summary of significant accounting policies
Total net revenue				172,960
Internet Channel
Summary of significant accounting policies
Total net revenue				1,660,204
Internet Channel | Loan Facilitation Service, Intermediary Model [Member]
Summary of significant accounting policies
Total net revenue				45,449
Internet Channel | Post-origination Service [Member]
Summary of significant accounting policies
Total net revenue				1,611,453
Internet Channel | Financial Service [Member]
Summary of significant accounting policies
Total net revenue				3,291
Internet Channel | Service Other [Member]
Summary of significant accounting policies
Total net revenue				11
Other loan products
Summary of significant accounting policies
Total net revenue	7,036,431	1,020,186	130,768	226,720
Other loan products | Financial Service [Member]
Summary of significant accounting policies
Total net revenue	6,828,467	990,034
Other loan products | Service Other [Member]
Summary of significant accounting policies
Total net revenue	207,964	30,152	130,768	226,720
Other service
Summary of significant accounting policies
Total net revenue	158,854,539	23,031,743	60,834,774	27,811,304
Other service | Service Other [Member]
Summary of significant accounting policies
Total net revenue	¥ 158,854,539	$ 23,031,743	¥ 60,834,774	¥ 27,811,304